Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Vanguard Chester Funds
Entity Central Index Key	0000752177
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000007071
Shareholder Report [Line Items]
Fund Name	PRIMECAP Fund
Class Name	Admiral™ Shares
Trading Symbol	VPMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard PRIMECAP Fund (the "Fund") for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$35	0.31%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended September 30, 2024, the Fund underperformed its benchmark, the S&P 500 Index.

  U.S. economic growth hovered around 3% on a year-over-year basis during the period, quelling recession fears. The Federal Reserve began cutting interest rates for the first time since early 2020, and the year-over-year rate of consumer price inflation eased to around 2.5%. Even with some negative monthly returns, U.S. stocks finished the period up sharply.

  Small-, mid-, and large-capitalization stocks all posted positive returns for the 12-month period. Large-capitalization stocks held up better than mid- and small-caps, while growth stocks outperformed value.

  Though the Fund recorded a strong gain in absolute terms, its shortfall relative to its benchmark reflected challenges with both security selection and sector allocation. Health care was the only sector in which the Fund outperformed the benchmark. Selection in information technology and industrials was one of the largest sources of underperformance.

Line Graph [Table Text Block]
	Admiral Shares	S&P 500 Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$50,000	$50,000	$50,000
2014	$52,627	$52,466	$52,614
2015	$53,822	$52,965	$53,561
2015	$53,012	$53,112	$53,625
2015	$49,654	$49,693	$49,727
2015	$54,018	$53,192	$52,846
2016	$52,967	$53,909	$53,329
2016	$53,118	$55,233	$54,723
2016	$58,333	$57,361	$57,150
2016	$59,806	$59,554	$59,514
2017	$64,752	$63,167	$62,962
2017	$68,511	$65,117	$64,856
2017	$72,237	$68,035	$67,818
2017	$77,507	$72,556	$72,109
2018	$78,766	$72,005	$71,673
2018	$81,029	$74,478	$74,449
2018	$88,814	$80,220	$79,740
2018	$76,005	$69,375	$68,290
2019	$84,199	$78,843	$77,878
2019	$86,040	$82,236	$81,062
2019	$86,732	$83,633	$81,983
2019	$97,193	$91,218	$89,391
2020	$77,602	$73,341	$70,654
2020	$90,998	$88,408	$86,261
2020	$99,856	$96,302	$94,089
2020	$114,031	$108,001	$107,976
2021	$125,512	$114,670	$114,939
2021	$134,273	$124,473	$124,465
2021	$129,648	$125,198	$124,318
2021	$139,006	$139,004	$135,680
2022	$132,550	$132,611	$128,354
2022	$114,626	$111,260	$106,744
2022	$107,358	$105,827	$101,873
2022	$118,031	$113,829	$109,183
2023	$126,257	$122,363	$117,093
2023	$137,956	$133,060	$126,920
2023	$137,569	$128,704	$122,744
2023	$151,296	$143,752	$137,635
2024	$165,163	$158,926	$151,462
2024	$174,085	$165,734	$156,368
2024	$175,614	$175,490	$166,000

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Admiral Shares	27.66%	15.15%	13.39%
S&P 500 Index	36.35%	15.98%	13.38%
Dow Jones U.S. Total Stock Market Float Adjusted Index	35.24%	15.15%	12.75%

AssetsNet	$ 78,334,000,000
Holdings Count | Holding	169
Advisory Fees Paid, Amount	$ 130,465,000
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of September 30, 2024)

Fund Net Assets (in millions)	$78,334
Number of Portfolio Holdings	169
Portfolio Turnover Rate	4%
Total Investment Advisory Fees (in thousands)	$130,465

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of September 30, 2024)

Communication Services	5.7%
Consumer Discretionary	10.5%
Consumer Staples	0.5%
Energy	2.1%
Financials	6.7%
Health Care	30.4%
Industrials	12.6%
Information Technology	28.4%
Materials	1.2%
Other Assets and Liabilities—Net	1.9%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007070
Shareholder Report [Line Items]
Fund Name	PRIMECAP Fund
Class Name	Investor Shares
Trading Symbol	VPMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard PRIMECAP Fund (the "Fund") for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$43	0.38%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended September 30, 2024, the Fund underperformed its benchmark, the S&P 500 Index.

  U.S. economic growth hovered around 3% on a year-over-year basis during the period, quelling recession fears. The Federal Reserve began cutting interest rates for the first time since early 2020, and the year-over-year rate of consumer price inflation eased to around 2.5%. Even with some negative monthly returns, U.S. stocks finished the period up sharply.

  Small-, mid-, and large-capitalization stocks all posted positive returns for the 12-month period. Large-capitalization stocks held up better than mid- and small-caps, while growth stocks outperformed value.

  Though the Fund recorded a strong gain in absolute terms, its shortfall relative to its benchmark reflected challenges with both security selection and sector allocation. Health care was the only sector in which the Fund outperformed the benchmark. Selection in information technology and industrials was one of the largest sources of underperformance.

Line Graph [Table Text Block]
	Investor Shares	S&P 500 Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$10,000	$10,000	$10,000
2014	$10,524	$10,493	$10,523
2015	$10,760	$10,593	$10,712
2015	$10,598	$10,622	$10,725
2015	$9,924	$9,939	$9,945
2015	$10,796	$10,638	$10,569
2016	$10,584	$10,782	$10,666
2016	$10,612	$11,047	$10,945
2016	$11,651	$11,472	$11,430
2016	$11,944	$11,911	$11,903
2017	$12,929	$12,633	$12,592
2017	$13,677	$13,023	$12,971
2017	$14,419	$13,607	$13,564
2017	$15,468	$14,511	$14,422
2018	$15,717	$14,401	$14,335
2018	$16,166	$14,896	$14,890
2018	$17,715	$16,044	$15,948
2018	$15,158	$13,875	$13,658
2019	$16,789	$15,769	$15,576
2019	$17,154	$16,447	$16,212
2019	$17,288	$16,727	$16,397
2019	$19,369	$18,244	$17,878
2020	$15,462	$14,668	$14,131
2020	$18,130	$17,682	$17,252
2020	$19,890	$19,260	$18,818
2020	$22,710	$21,600	$21,595
2021	$24,992	$22,934	$22,988
2021	$26,731	$24,895	$24,893
2021	$25,805	$25,040	$24,864
2021	$27,664	$27,801	$27,136
2022	$26,373	$26,522	$25,671
2022	$22,805	$22,252	$21,349
2022	$21,354	$21,165	$20,375
2022	$23,473	$22,766	$21,837
2023	$25,104	$24,473	$23,419
2023	$27,425	$26,612	$25,384
2023	$27,345	$25,741	$24,549
2023	$30,067	$28,750	$27,527
2024	$32,816	$31,785	$30,292
2024	$34,585	$33,147	$31,274
2024	$34,884	$35,098	$33,200

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Shares	27.57%	15.07%	13.31%
S&P 500 Index	36.35%	15.98%	13.38%
Dow Jones U.S. Total Stock Market Float Adjusted Index	35.24%	15.15%	12.75%

AssetsNet	$ 78,334,000,000
Holdings Count | Holding	169
Advisory Fees Paid, Amount	$ 130,465,000
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of September 30, 2024)

Fund Net Assets (in millions)	$78,334
Number of Portfolio Holdings	169
Portfolio Turnover Rate	4%
Total Investment Advisory Fees (in thousands)	$130,465

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of September 30, 2024)

Communication Services	5.7%
Consumer Discretionary	10.5%
Consumer Staples	0.5%
Energy	2.1%
Financials	6.7%
Health Care	30.4%
Industrials	12.6%
Information Technology	28.4%
Materials	1.2%
Other Assets and Liabilities—Net	1.9%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature